Bonds and Loans - Composition of Bonds (Details) € in Millions, ¥ in Millions	Mar. 31, 2021 JPY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Jul. 09, 2020 USD ($)	Jul. 09, 2020 EUR (€)	Mar. 31, 2020 JPY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Jun. 06, 2019 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Bonds	¥ 3,532,202					¥ 3,204,965
15th Unsecured Straight Bonds
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	60,000
Bonds	¥ 0					59,993
Interest rate (%)	0.704%	0.704%	0.704%
Hybrid subordinated bonds
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 500,000								¥ 500,000
Bonds	¥ 497,485					496,773
Spread on variable interest rate	1.72%	1.72%	1.72%						1.72%
Hybrid subordinated bonds | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	1.75%	1.75%	1.75%						1.75%
Hybrid subordinated bonds | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.75%	2.75%	2.75%						2.75%
USD Unsecured Senior Notes
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 500,000,000					$ 200,000,000
Bonds	¥ 22,084					54,129
Interest rate (%)	2.45%	2.45%	2.45%
2018 EUR Unsecured Senior Notes – variable rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | €			€ 750					€ 1,750
Bonds	¥ 97,221					¥ 208,229
2018 EUR Unsecured Senior Notes – variable rate | EURIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	1.10%	1.10%	1.10%
2018 EUR Unsecured Senior Notes – variable rate | EURIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate						0.55%	0.55%	0.55%
2018 EUR Unsecured Senior Notes – variable rate | EURIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate						1.10%	1.10%	1.10%
2018 EUR Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | €			€ 4,500					€ 5,750
Bonds	¥ 580,805					¥ 681,244
2018 EUR Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	1.125%	1.125%	1.125%			0.375%	0.375%	0.375%
2018 EUR Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.00%	3.00%	3.00%			3.00%	3.00%	3.00%
2018 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 4,500,000,000					$ 3,250,000,000
Bonds	¥ 357,296					¥ 485,780
2018 USD Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.40%	4.40%	4.40%			4.00%	4.00%	4.00%
2018 USD Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.00%	5.00%	5.00%			5.00%	5.00%	5.00%
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 5,500,000,000					$ 8,800,000,000
Bonds	¥ 577,426					¥ 910,252
Unsecured Senior Notes Assumed in Shire Acquisition | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.875%	2.875%	2.875%			2.40%	2.40%	2.40%
Unsecured Senior Notes Assumed in Shire Acquisition | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.20%	3.20%	3.20%			3.20%	3.20%	3.20%
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 1,520,000,000
Bonds	¥ 167,972					¥ 164,565
Unsecured Senior Notes Assumed in Shire Acquisition | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.60%	3.60%	3.60%
Unsecured Senior Notes Assumed in Shire Acquisition | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.25%	5.25%	5.25%
2020 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 7,000,000,000		$ 7,000,000,000
Bonds	¥ 768,133					0
2020 USD Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.05%	2.05%	2.05%
2020 USD Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.375%	3.375%	3.375%
2020 EUR Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | €			€ 3,600		€ 3,600
Bonds	¥ 463,780					0
2020 EUR Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.75%	0.75%	0.75%
2020 EUR Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.00%	2.00%	2.00%
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 144,000
Bonds	¥ 0					¥ 144,000